Summary Of Significant Accounting Policies (Schedule Of Relevant Exchange Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 1998	Dec. 31, 2012 Israel [Member] ILS	Dec. 31, 2011 Israel [Member] ILS	Dec. 31, 2010 Israel [Member] ILS	Dec. 31, 2012 Brazil [Member] BRL	Dec. 31, 2011 Brazil [Member] BRL	Dec. 31, 2010 Brazil [Member] BRL	Dec. 31, 2012 Israeli CPI [Member]	Dec. 31, 2011 Israeli CPI [Member]	Dec. 31, 2010 Israeli CPI [Member]
Dollar Exchange Rate Of Relevant Currencies [Line Items]
Exchange rate of one US dollar					3.733	3.821	3.549	2.0435	1.8758	1.6662
Israeli consumer price index				1							112.15	110.34	108.00
Increase (decrease) during the year: Exchange rate of one US dollar					(2.30%)	7.66%	(5.99%)	(8.94%)	12.57%	(4.31%)
Increase (decrease) during the year: Israeli consumer price index	1.60%	2.20%	2.70%